Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value assets and liabilities measured on a recurring basis
The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis:

	March 31, 2014			December 31, 2013
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets measured at fair value
Cash and cash equivalents	$31.1	$—	$31.1	$45.3	$—	$45.3
Other current assets:
Commodity hedge contracts	—	4.8	4.8	—	4.9	4.9
Other non-current assets:
Available for sale investments—cash and cash equivalents	11.6	—	11.6	18.6	—	18.6
Assets measured at fair value	$42.7	$4.8	$47.5	$63.9	$4.9	$68.8

Liabilities measured at fair value
Accrued liabilities:
Foreign exchange contracts	$—	$(0.1)	$(0.1)	$—	$(0.7)	$(0.7)
Commodity hedge contracts	—	(3.5)	(3.5)	—	(0.4)	(0.4)
Other non-current liabilities—commodity hedge contracts	—	(0.2)	(0.2)	—	(0.1)	(0.1)
Liabilities measured at fair value	$—	$(3.8)	$(3.8)	$—	$(1.2)	$(1.2)

Liabilities measured at other than fair value
Long-term debt, including current portions:
Fair value	$—	$(1,819.5)	$(1,819.5)	$—	$(1,659.9)	$(1,659.9)
Carrying amount	—	(1,657.8)	(1,657.8)	—	(1,507.0)	(1,507.0)

The following fair value table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of the dates indicated:

	2013			2012
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets measured at fair value
Cash and cash equivalents	$45.3	$—	$45.3	$227.0	$—	$227.0
Other current assets—commodity hedge contracts	—	4.9	4.9	—	25.5	25.5
Other non-current assets:
Available for sale investments—cash and cash equivalents	18.6	—	18.6	26.3	—	26.3
Assets measured at fair value	$63.9	$4.9	$68.8	$253.3	$25.5	$278.8

Liabilities measured at fair value
Accrued liabilities:
Foreign exchange contracts	$—	$(0.7)	$(0.7)	$—	$(0.2)	$(0.2)
Commodity hedge contracts	—	(0.4)	(0.4)	—	(1.3)	(1.3)
Other non-current liabilities—commodity hedge contracts	—	(0.1)	(0.1)	—	—	—
Liabilities measured at fair value	$—	$(1.2)	$(1.2)	$—	$(1.5)	$(1.5)

Liabilities measured at other than fair value
Long-term debt, including current portions:
Fair value	$—	$(1,659.9)	$(1,659.9)	$—	$(1,379.3)	$(1,379.3)
Carrying amount	—	(1,507.0)	(1,507.0)	—	(1,411.9)	(1,411.9)